SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Assets retirement obligation, Prepaid Land Use Right and Impairment of Long-Lived Assets) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment of long-lived assets
Impairment charge of long-lived assets	$ 0	$ 0	$ 0